Dreyfus New Jersey Municipal Bond Fund

Incorporated herein by reference is the supplement to the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000828475-14-000022).